Short-Term Investments - Schedule of Short-Term Investments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Short-Term Investments [Abstract]
Short-term investments	$ 3,000,000
Total	$ 3,000,000